Acquisitions - Business acquisition, pro forma information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Acquisition [Line Items]
Net operating revenues		$ 689,505	$ 461,594	$ 447,244
Net income		$ 1,052,841	153,550	131,253
Gemini Shipholdings Corporation
Asset Acquisition [Line Items]
Net operating revenues	$ 17,984		31,844	20,264
Net income	$ 8,091		$ 12,873	$ 3,268